Fair Value Measurements (Details 2) - Warrant [Member] - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Fair Value Assumptions [Abstract]
Risk-free interest rates
Risk-free interest rates, minimum	0.56%	0.68%	0.58%
Risk-free interest rates, maximum	0.73%	0.93%	0.93%
Expected life	1 year 7 months 24 days	3 years
Expected dividends	0.00%	0.00%	0.00%
Expected volatility, minimum	90.00%	71.00%	71.00%
Expected volatility, maximum	93.00%	83.00%	97.00%
Vycor common stock fair value minimum	$ 1.59	$ 1.88	$ 1.79
Vycor common stock fair value maximum	$ 1.84	$ 2.39	$ 2.70
Minimum [Member]
Fair Value Assumptions [Abstract]
Expected life			2 years 1 month 2 days
Maximum [Member]
Fair Value Assumptions [Abstract]
Expected life			3 years